Organization and Plan of Business Operations	6 Months Ended
Jun. 30, 2013
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Nature of Operations [Text Block]
Note 1 — Organization and Plan of Business Operations

Prime Acquisition Corp. (the “Company”) is a Cayman Islands limited life exempted company organized as a blank check company for the purpose of acquiring, through a merger, share exchange, asset acquisition, plan of arrangement, recapitalization, reorganization or similar business combination, an operating business.

The registration statement for the Company’s initial public offering (the “Offering”) was declared effective March 24, 2011. The Company consummated the Offering on March 30, 2011 and received net proceeds of $34,712,656, including $1,008,000 in deferred underwriter’s fees. In connection with the Offering, the Company further received $1,638,800 from the private placement sale of Placement Warrants (Note 3). On May 10, 2011, the underwriters of the Offering exercised their over-allotment option in part, for an additional 52,975 units (over and above the 3,600,000 units sold in the Offering), and the Company received additional net proceeds of $518,096, including $14,833 in deferred underwriter's fees. Substantially all of the net proceeds from the Offering and private placement are intended to be generally applied toward consummating a business combination (“Business Combination”). The Company’s management has complete discretion in identifying and selecting a target business. There is no assurance that the Company will be able to successfully effect a Business Combination. As of December 31, 2012, $36,620,933 is being held in a trust account (“Trust Account”) until the earlier of (i) the completion of a Business Combination or (ii) liquidation of the Company. The funds being in a trust account may not protect those funds from third party claims against the Company. Although the Company will seek to have all vendors, prospective target businesses or other entities it engages execute agreements with the Company waiving any right in or to any monies held in the Trust Account, there is no guarantee that they will execute such agreements. The remaining net proceeds (not held in the Trust Account) may be used to pay for business, legal and accounting due diligence on prospective acquisitions, and initial and continuing general and administrative expenses.

On February 22, 2013, a binding letter of intent (“LOI”) was entered into by and between us and BHN, Srl. (“BHN”) setting forth terms for an acquisition by us of a newly formed entity that is not affiliated with BHN (“Target”), which will, directly or indirectly, own a portfolio of real estate properties in southern Europe. We refer to the acquisition of Target by us as the Acquisition. The LOI sets forth the principal terms for the Acquisition, and the parties have agreed pursuant to the LOI to negotiate in good faith a definitive purchase agreement setting forth all of the terms and conditions of the Acquisition. Upon the closing of the transactions contemplated in the LOI and subject to the terms of the definitive purchase agreement, we will acquire 100% of the issued and outstanding shares of Target in exchange for our assuming certain debt obligations under promissory notes or mortgages of the Target with an aggregate principal amount of approximately $175 million and the issuance of our ordinary shares for the balance of the value of Target’s business at a valuation of $10.00 per share. In accordance with the terms of the LOI, the valuation of the Target and its portfolio of properties is approximately $200 million, however, the exact composition of such portfolio is subject to adjustment prior to execution of the definitive agreements. Accordingly, the number of shares to be issued at the closing will be adjusted to account for variations in the total valuation of the Target and its portfolio of properties. On March 18, 2013, we and BHN issued a joint press release providing additional information about the proposed portfolio of properties to be acquired in the Acquisition.

We were not able to complete the Acquisition prior to March 30, 2013, the date by which we were required by our amended and restated memorandum and articles of association and trust agreement governing the Trust Account to complete our initial business combination. Accordingly, our board of directors determined that it would be in the best interests of our shareholders for us to continue our existence for an additional six months (until September 30, 2013), rather than dissolve as required by our articles of association, which we refer to as the Extension. In order to effect the Extension, our shareholders approved certain amendments to our Articles of Association and the trust agreement governing the Trust Account at a special meeting of shareholders held on Wednesday, March 27, 2013.

In connection with the Extension, our board of directors determined that it was in our best interest to allow shareholders with the opportunity to redeem their ordinary shares for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account pursuant to an amendment (which was approved as part of the Extension) to the agreement governing the Trust Account by means of a tender offer, which we refer to as the Extension Tender Offer. Following approval of the Extension, the Extension Tender Offer expired at 5:00 p.m., United States Eastern Time on the evening of Thursday, March 28, 2013. Pursuant to the terms of the Extension Tender Offer, 3,008,955 of our ordinary shares were tendered and accepted for redemption by the Company for an aggregate purchase price of $30,149,729. As a result of the Extension Tender Offer, a maximum of 23,014 additional shares may be redeemed in connection with the Acquisition.

On February 25, 2013, the Company, BHN and certain funds affiliated with AQR Capital Management, LLC (collectively, the “AQR Funds”) entered into agreements, pursuant to which the Company has granted the AQR Funds the right to put an aggregate of 535,000 ordinary shares to the combined company at a price of $10.55 per share for a period of four months following completion of the Acquisition. Pursuant to the agreements and in exchange for receiving the put right, the AQR Funds agreed not to tender any shares held by them in the Extension Tender Offer or in any future issuer tender offer that the Company may conduct in connection with a business combination. In connection with the put arrangement, the Company paid the AQR Funds a fee of $0.10 per share (an aggregate of $53,500) and will pay an additional fee of $0.20 per share (an aggregate of $107,000) on the three month anniversary of the execution of the put agreements. Chardan Capital Markets, LLC will also receive a fee of $0.20 per share (an aggregate of $107,000) upon closing of the Acquisition. The parties also agreed to place $10.02 per share (an aggregate of $5,360,700) into escrow following completion of the Acquisition until the put rights are exercised or expire.

The Company, after signing a definitive agreement for the acquisition of a target business, is required to provide shareholders with the opportunity to redeem their shares for a pro rata portion of the Trust Account. In the event that shareholders owning 83% or greater of the total number of shares issued in the Offering (“Public Shares”) exercise their redemption rights, including shares redeemed in connection with the Extension, the Business Combination will not be consummated. All of the Company’s shareholders prior to the Offering, including all of the officers and directors of the Company (“Initial Shareholders”), have agreed to waive any redemption rights they may have in connection with the Business Combination.

With respect to a Business Combination which is consummated, any shareholder may demand that the Company convert his or her shares. Any shareholder will have the right to demand that such shareholder’s shares be converted into a pro rata share of the Trust Account, initially approximately $10.02 per Public Share.

Following the Extension, the Company’s Memorandum and Articles of Association provides that the Company will continue in existence until September 30, 2013. If the Company has not completed a Business Combination by such date, this will trigger the winding up of the Company and it will liquidate and distribute the proceeds held in the Trust Account to the Public Shareholders.

On May 23, 2013, Prime and BHN LLC (“BHN” or “Manager”) entered into a Management Agreement, in connection with the previously announced proposed business combination transaction. Pursuant to the terms of the Management Agreement, and subject to the closing of Prime’s initial business combination, Prime appoints Manager to manage the assets of Prime following the business combination on an exclusive basis. In exchange for the portfolio management and related services provided by Manager, Prime will pay a management fee equal to 1.9% of the value of the managed assets (one-twelfth of which is payable in arrears monthly). In addition, Manager is entitled to a one-time equity grant equal to 3.5% of the issued and outstanding ordinary shares of Prime at the time of the closing of the business combination, provided the minimum value of the assets acquired in the transaction is greater than $150 million. If Prime pays a cash dividend equal to $0.50 per share to its holders of ordinary shares following the business combination, the Manager shall be entitled to a bonus equal to 10% of the adjusted net operating income (as defined in the agreement) for each year following the payment of such dividend. At or promptly after closing, Prime is required to establish a stock incentive plan providing for the issuance to the Manager of options to purchase up to 1 million ordinary shares. Manager will be responsible for compensation expenses of its management team, and Prime will be responsible for all of Prime’s expenses. The Management Agreement provides indemnification provisions for the Manager and Prime. The term of the agreement commences upon closing of the initial business combination and extends for a period of five years, which term renews automatically for additional 5 year terms thereafter.

On June 22, 2013 and July 9, 2013 the Company entered into definitive agreements to acquire certain real estate assets in Italy, as more fully described below in Note 9.

On August 30, 2013, the Company and BHN entered into Purchase Agreements with Radiomarelli SA, a Swiss company, and Futurum Energy SA, a Swiss investment company to purchase green certificates. In addition, the Company signed a Securities Purchase Agreement with Radiomarelli SA separately for a private placement. These agreements are more fully described below in Note 9.

On August 12, 2013, Prime issued a Tender Offer Statement on Schedule TO to purchase up to 23,014 of its ordinary shares, par value $0.001per share, at a purchase price of $10.02 per share, net to the seller in cash, without interest. On September 30, 2013, the Company announced the expiration and final results of this tender offer and the closing of Prime’s business combination transaction. The tender offer expired at 5 p.m. New York City time on Friday, September 27, 2013, with one share tendered (see note 9 below).

As of June 30, 2013, the total legal expenses incurred related to the Business Combination after the Company’s initial public offering on March 30, 2011 was approximately $812,290. As of June 30, 2013, the Company has a payable to its legal counsels of $796,545.